UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA CALIFORNIA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                                 USAA CALIFORNIA
                                       MONEY MARKET Fund

                                       [GRAPHIC OF CALIFORNIA MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                      ABN AMRO Bank, N.V., Dexia Credit Local, Goldman Sachs Group Inc., JPMorgan Chase Bank, or Wachovia Bank N. A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: California State Teachers' Retirement System, Credit Suisse First Boston, Inc., or Fannie Mae.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              CP      Commercial Paper

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              RAN     Revenue Anticipation Note

              RB      Revenue Bond

              TOC     Tender Option Certificate

              TRAN    Tax Revenue Anticipation Note

              USD     Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                        COUPON          FINAL
     AMOUNT   SECURITY                                                                               RATE       MATURITY      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (87.1%)

              CALIFORNIA (84.9%)
    $ 5,400   Alameda Contra Costa Schools Financing Auth. COP (MLO),
                Series B (LOC - Bank of Nova Scotia)                                                 2.03%     7/01/2023    $ 5,400
      2,885   Apple Valley COP (MLO), Series 2001 (LOC - Allied Irish Banks plc)                     2.03      9/01/2015      2,885
      5,325   Association of Bay Area Governments Finance Auth. RB,
                Series 2002 (LOC - Allied Irish Banks plc, Bank of New York)                         2.20     11/15/2031      5,325
      9,585   Beaumont Utility Auth. RB, Series 2001A (NBGA)                                         2.08      9/01/2041      9,585
     11,000   Corona MFH RB, Series 1985B (NBGA)(a)                                                  1.98      2/01/2023     11,000
      1,885   Duarte COP (MLO), Series A (NBGA)                                                      2.00      7/01/2022      1,885
      3,900   Fremont COP (MLO), Series 1991 (LOC - KBC Bank N.V.)                                   2.00      8/01/2022      3,900
     11,220   Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Bonds,
                Series 2003B, TOCs Trust, Series 2004-B (LIQ)(INS)(a)                                2.05      6/08/2028     11,220
      4,295   Hacienda La Puente USD COP (MLO)(LOC - Union Bank of California)                       2.38     10/01/2009      4,295
        570   Hanford 1997 COP (MLO)(LOC - Union Bank of California)                                 2.03      3/01/2008        570
      5,455   Hanford Sewer System RB, Series 1996A (LOC - Union Bank of California)                 2.03      4/01/2023      5,455
              Irvine Improvement Bonds,
      1,600     Assessment District 87-8 (LOC - KBC Bank N.V.)                                       2.15      9/02/2024      1,600
      1,000     Assessment District 94-15 (LOC - State Street Bank & Trust Co.)                      2.15      9/02/2020      1,000
     23,110   Irvine Public Facilities and Infrastructure Auth. RB (MLO),
                Series 1985 (LOC - Bayerische Hypovereinsbank AG)                                    2.04     11/01/2010     23,110
      3,150   Lemoore COP (MLO), Series 1995 (LOC - Union Bank of California)                        2.29     11/01/2020      3,150
      8,775   Loma Linda Water RB, Series 1995 (LOC - Union Bank of California)                      2.08      6/01/2025      8,775
     12,905   Long Beach Health Facility RB, Series 1991                                             1.97     10/01/2016     12,905
     15,000   Long Beach USD GO, 1999 Series F, ABN AMRO MuniTops Certificates Trust,
                Series 2004-34 (LIQ)(INS)(a)                                                         2.02      2/01/2011     15,000
     20,465   Los Angeles Senior COP (MLO) Series 2000, MERLOT Series 2000 NN (LIQ)(INS)(a)          2.23     11/01/2031     20,465
      3,800   Monrovia Redevelopment Agency COP, Series 1984 (NBGA)                                  1.95     12/01/2014      3,800
      7,625   Moreno Valley COP (MLO), Series 1997 (NBGA)                                            2.00      6/01/2027      7,625
      2,360   Novato MFH RB, Series 2002 (LOC - Bank of the West)                                    2.00     10/01/2032      2,360
      3,100   Ontario IDA RB, Series 1985 (LOC - Bank of America, N.A.)                              2.25      4/01/2015      3,100
      8,500   Riverside County COP (MLO), Series 1985A (LOC - State Street Bank & Trust Co.)         1.95     12/01/2015      8,500
      1,400   San Diego County COP (LOC - Comerica Bank, N.A.)                                       2.08      1/01/2023      1,400
      6,825   San Diego County COP (LOC - Comerica Bank, N.A.)                                       2.02     12/01/2028      6,825
      9,500   San Diego County COP (LOC - Allied Irish Banks plc)                                    2.00     11/01/2034      9,500
              San Francisco Redevelopment Agency MFH Refunding RB,
      5,800     Issue A-1 (NBGA)                                                                     2.01     12/01/2017      5,800
     16,500     Issue B-1 (NBGA)                                                                     2.01     12/01/2017     16,500
              Santa Clara County El Camino Hospital District Hospital Facilities Auth. RB (MLO),
      1,200     Series A (LOC - State Street Bank & Trust Co.)                                       1.98      8/01/2015      1,200
      8,325     Series B (LOC - State Street Bank & Trust Co.)                                       1.98      8/01/2015      8,325
     10,400   State Department of Water Resources RB, Series 2002C-7 (LIQ)(INS)                      2.00      5/01/2022     10,400
     15,500   State Economic Recovery Bonds, Series 2004C-16 (LIQ)(INS)                              2.00      7/01/2023     15,500
      4,200   State Educational Facilities Auth. RB, Series 1998A (LOC - Allied Irish Banks plc)     1.99     12/01/2028      4,200
              State Financing Auth. PCRB,
      2,400     Series 1996C (LOC - JPMorgan Chase Bank)                                             2.17     11/01/2026      2,400
     11,480     Series 1996E (LOC - JPMorgan Chase Bank)                                             2.20     11/01/2026     11,480
      3,900     Series 1996F (LOC - JPMorgan Chase Bank)                                             2.20     11/01/2026      3,900
              State GO,
      5,000     Series 2003C-3 (LOC - Bank of America N.A.,
                Bank of Nova Scotia, Landesbank Hessen-Thuringen)                                    2.01      5/01/2033      5,000
     10,000     Series 2003C-4 (LOC - Bank of America N.A.,
                Bank of Nova Scotia, Landesbank Hessen-Thuringen)                                    1.97      5/01/2033     10,000

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4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                         COUPON          FINAL
    AMOUNT    SECURITY                                                                               RATE       MATURITY       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   $ 8,000    State Health Facilities Financing Auth. RB, Series 1994                                1.98%    10/01/2024    $  8,000
              State Infrastructure and Economic Development Bank RB,
     6,025      Series 2001 (LOC - Allied Irish Banks plc)                                           2.03     10/01/2027       6,025
     7,000      Series 2002 (LIQ)(INS)                                                               2.00      7/01/2032       7,000
     3,200    Statewide Communities Development Auth. COP,
                Series 1998 (LOC - SunTrust Bank)                                                    2.09      6/01/2013       3,200
              Statewide Communities Development Auth. RB,
     9,900      Series 2001A (LOC - U.S. Bank, N.A.)                                                 2.18     10/01/2031       9,900
     7,200      Series 2002B                                                                         2.00     11/01/2030       7,200
     3,310      Series 2004 (LOC - Comerica Bank, N.A.)                                              2.06     12/01/2024       3,310
    18,000    Torrance Hospital RB, Series 1992 (LOC - JPMorgan Chase Bank)                          2.00      2/01/2022      18,000
     9,890    Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC - Bank of America, N.A.)                                           2.06      6/01/2007       9,890
              West Covina Public Financing Auth. Lease RB (MLO),
     8,165      Series 2004A (LOC - Union Bank of California)                                        2.06      5/01/2034       8,165
     5,335      Series 2004B (LOC - Union Bank of California)                                        2.06      5/01/2034       5,335
     4,565    West Hollywood Public Facilities Corp. COP (MLO),
                Series 1998 (LOC - Union Bank of California)                                         2.03      2/01/2025       4,565

              PUERTO RICO (2.2%)
     9,910    Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                Series 2000EE (LIQ)(INS)(a)                                                          2.03      7/01/2029       9,910
                                                                                                                            --------
              Total variable-rate demand notes (cost: $385,840)                                                              385,840
                                                                                                                            --------

              PUT BONDS (3.2%)

              CALIFORNIA
              Statewide Communities Development Auth. RB,
     5,500      Series 2001A                                                                         1.25      8/01/2031       5,500
     2,900      Series 2001B                                                                         1.75      8/01/2031       2,900
     5,750      Series 2002C                                                                         3.70     11/01/2029       5,789
                                                                                                                            --------
              Total put bonds (cost: $14,189)                                                                                 14,189
                                                                                                                            --------

              FIXED-RATE INSTRUMENTS (9.7%)

              CALIFORNIA (7.8%)
    13,750    Los Angeles Wastewater System CP Revenue Notes                                         1.50      1/14/2005      13,750
     4,200    School Project For Utility Rate Reduction 2004 RAN                                     1.69      9/15/2005       4,200
     5,960    State GO                                                                              11.00     12/01/2005       6,436
    10,000    Ventura County 2004-05 TRAN                                                            3.00      7/01/2005      10,068

              PUERTO RICO (1.9%)
     5,000    Government Development Bank CP                                                         1.80      3/24/2005       5,000
     3,475    Government Development Bank CP                                                         1.90      4/14/2005       3,475
                                                                                                                            --------
              Total fixed-rate instruments (cost: $42,929)                                                                    42,929
                                                                                                                            --------

              TOTAL INVESTMENTS (COST: $442,958)                                                                            $442,958
                                                                                                                            ========

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 N O T E S
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           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $443,092,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------
          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

6

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

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48463-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.